Investment in associates (Tables)	12 Months Ended
Dec. 31, 2025
Investment in associates
Summary of Basis of Consolidation
	December 31, 2025	December 31, 2024
Direct and indirect participation in subsidiaries,excluding treasury shares
Corporate
Cosan Corretora de Seguros Ltda	100.00%	100.00%
Cosan Nove Participações S.A.	87.27%	73.09%
Cosan Luxembourg S.A. (i)	100.00%	100.00%
Cosan Overseas Limited	100.00%	100.00%
Pasadena Empreendimentos e Participações S.A.	100.00%	100.00%
Cosan Limited Partners Brasil Consultoria Ltda.	98.13%	98.13%
Barrapar Participações Ltda.	100.00%	100.00%
Aldwych Temple	100.00%	100.00%
Cosan Global Limited	100.00%	100.00%
Cosan Dez Participações S.A.	100.00%	76.80%
FIP Celeste (ii)	100.00%	—
Radar
Radar Propriedades Agrícolas S.A. (iii)	50.00%	50.00%
Radar II Propriedades Agrícolas S.A. (iii)	50.00%	50.00%
Nova Agrícola Ponte Alta S.A. (iii)	50.00%	50.00%
Nova Amaralina S.A Propriedades Agrícolas (iii)	50.00%	50.00%
Nova Santa Bárbara Agrícola S.A. (iii)	50.00%	50.00%
Terras da Ponta Alta S.A. (iii)	50.00%	50.00%
Castanheira Propriedades Agrícolas S.A. (iii)	50.00%	50.00%
Manacá Propriedades Agrícolas S.A. (iii)	50.00%	50.00%
Paineira Propriedades Agrícolas S.A. (iii)	50.00%	50.00%
Tellus Brasil Participações S.A. (iv)	20.00%	20.00%
Janus Brasil Participações S.A. (iv)	20.00%	20.00%
Duguetiapar Empreendimentos e Participações S.A. (iv)	20.00%	20.00%
Gamiovapar Empreendimentos e Participações S.A. (iv)	20.00%	20.00%
Moove
Moove Lubricants Holdings	70.00%	70.00%
Rumo
Rumo S.A. (v)	30.31%	30.40%

(i)	As of December 31, 2025, the subsidiary Cosan Luxembourg S.A. had a negative net equity position (shareholders 'equity deficit) of R$ 371,031, as shown below. Notwithstanding this situation, the Company assessed the circumstances and concluded that there are no other events or conditions that, individually or collectively, raise significant doubts about Cosan Luxembourg S.A.'s ability to continue as a going concern. The subsidiary has the financial support of the Company to ensure the fulfillment of its obligations.
(ii)	On December 26, 2025, the members of the Company's Board of Directors approved the formation of the Classe Única do Celeter Fundo de Investimento em Participações Multiestratégia Responsabilidade Limitada (“FIP Celeste”), where it contributed shares issued by Moove Lubricants Holdings (“Moove”) representing approximately 19.9% of Moove's share capital. Thus, the Company now directly holds 50.1% of Moove's capital and indirectly 19.9% through FIP Celeste.
(iii)	The Company is the majority shareholder, holding 50% of the share capital plus one share.
(iv)	The Company holds more than 60% of the voting shares of each entity, has decision-making power over the relevant activities of each entity, and has the right to appoint the majority of the members of the board of directors of each entity, under the terms of an agreement entered into with other shareholders of these entities.
(v)	The Company is the largest shareholder. Additionally, the Company has decision-making power over the relevant activities of this entity and has the right to appoint the majority of the members of the board of directors, in accordance with the shareholders' agreement entered into with the other shareholders of the entity.

Summary of Information in Associates of Company and Company's Ownership

The following are the investments in subsidiaries as of December 31, 2025, considered relevant to the Company:

	Number of shares of the investee	Investor's shares	Investor's interest
Rumo
Rhall Terminais Ltda	28,580	8,574	30.00%
Termag - Terminal Marítimo de Guarujá S.A.	500,000	100,000	20.00%
TGG - Terminal de Granéis do Guarujá S.A.	500,000	50,000	10.00%
CLI Sul S.A.	543,750,625	108,750,125	20.00%
Terminal XXXIX S.A.	14,200,000	7,100,000	50.00%
Terminal Multimodal de Grãos e Fertilizantes S.A.	111,615,803	55,807,902	50.00%
Compass
CEG Rio S.A.	1,995,022,625	746,251,086	37.41%
Companhia de Gás de Mato Grosso do Sul - Msgás	61,610,000	30,188,900	49.00%
Companhia de Gás de Santa Catarina - Scgás	10,749,497	4,407,293	41.00%

	Balance as of January 1, 2025	Interest in earnings of investees	Declared dividends	Reclassification to assets held for sale	Write-off related to the sale of a stake	Increase (decrease) of capital	Other	Balance as of December 31, 2025	Dividends receivable (i)
Rumo
Rhall Terminais Ltda	7,297	3,289	(3,000)	—	—	—	—	7,586	—
Termag - Terminal Marítimo de Guarujá S.A.	4,297	405	—	—	—	—	8	4,710	—
TGG - Terminal de Granéis do Guarujá S.A.	16,423	6,010	(6,700)	—	—	—	—	15,733	—
CLI Sul S.A.	222,791	4,415	—	—	—	(26,000)	—	201,206	—
Terminal XXXIX S.A.	—	85,201	(35,960)	60,792	—	—	—	110,033	—
Terminal Multimodal de Grãos e Fertilizantes S.A.	30,058	2,205	(524)	—	—	25,805	—	57,544	542
Compass
Companhia de Gás de Santa Catarina - Scgás	653,687	43,578	(39,918)	—	—	—	—	657,347	5,902
CEG Rio S.A.	336,792	54,704	(16,203)	—	—	—	—	375,293	14,055
Companhia de Gás de Mato Grosso do Sul - Msgás	287,476	18,000	(22,926)	—	—	—	—	282,550	14,007
Corporate
Vale S.A.	9,112,136	—	—	—	(8,892,803)	—	(219,333)	—	—
Other	7,609	2,115	—	—	—	—	(418)	9,306	—
Total	10,678,566	219,922	(125,231)	60,792	(8,892,803)	(195)	(219,743)	1,721,308	34,506

(i)	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.

	Balance as of January 1, 2024	Interest in earnings of investees	Impairment loss in an associate	Declared dividends	Reclassification to assets held for sale	Write-off related to the sale of a stake	Business combinations	Capital increase	Other	Balance as of December 31, 2024	Dividends receivable (i)
Rumo
Rhall Terminais Ltda	6,170	2,335	—	(1,208)	—	—	—	—	—	7,297	—
Termag - Terminal Marítimo de Guarujá S.A.	6,018	(1,721)	—	—	—	—	—	—	—	4,297	—
TGG - Terminal de Granéis do Guarujá S.A.	15,960	7,463	—	(7,000)	—	—	—	—	—	16,423	—
CLI Sul S.A.	217,738	17,953		(12,900)			—	—	—	222,791	—
Terminal XXXIX S.A.	66,415	14,247	—	(19,870)	(60,792)	—	—	—	—	—	—
Terminal Multimodal de Grãos e Fertilizantes S.A	—	78	—	(20)	—	—	—	30,000	—	30,058	17
Compass
Companhia Paranaense de Gás - Compagás	403,532	27,656	—	(18,209)	—	—	(413,271)	—	292	—	—
Companhia de Gás de Santa Catarina - Scgás	640,332	46,179	—	(32,824)	—	—	—	—	—	653,687	5,495
CEG Rio S.A.	288,386	66,796	—	(18,390)	—	—	—	—	—	336,792	16,426
Companhia de Gás de Mato Grosso do Sul - Msgás	297,874	13,856	—	(24,254)	—	—	—	—	—	287,476	—
Norgás S.A.	—	—	—	—	—	—	—	—	—	—	7,425
Corporate
Vale S.A	15,662,485	1,524,327	(4,672,396)	(1,041,100)	—	(2,462,833)	—	—	101,653	9,112,136	78,509
Other	6,459	(138)	—	—	—	—	—	—	1,288	7,609	—
Total	17,611,369	1,719,031	(4,672,396)	(1,175,775)	(60,792)	(2,462,833)	(413,271)	30,000	103,233	10,678,566	107,872

(i)	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.

Summary of Financial Information of Associates

Financial information of associates:

	Balance as of December 31, 2025				Balance as of December 31, 2024
	Assets	Liabilities	Shareholders’ equity and uncovered liabilities	Net income of the year	Assets	Liabilities	Shareholders’ equity and uncovered liabilities	Net income of the year
Rumo
Rhall Terminais Ltda.	38,850	(9,584)	29,266	11,108	26,500	(10,150)	16,350	7,987
Elevações Portuárias S.A.	2,348,302	(1,700,137)	648,165	34,087	2,183,550	(1,390,465)	793,085	66,042
Termag - Terminal Marítimo de Guarujá S.A.	255,599	(232,054)	23,545	1,413	280,950	(259,472)	21,478	(13,329)
TGG - Terminal de Granéis do Guarujá S.A.	221,055	(56,784)	164,271	62,033	233,962	(69,789)	164,173	68,477
Terminal XXXIX S.A.	523,560	(266,495)	257,065	105,416	—	—	—	—
Terminal Multimodal de Grãos e Fertilizantes S.A.	121,868	(6,777)	115,091	4,411	61,002	(1,032)	59,970	146
Compass
Companhia de Gás de Santa Catarina - Scgás	1,094,185	(211,015)	883,170	158,274	1,127,032	(328,564)	798,468	162,847
CEG Rio S.A.	1,412,608	(566,497)	846,111	145,032	1,695,573	(953,322)	742,251	184,905
Companhia de Gás de Mato Grosso do Sul - Msgás	341,407	(149,979)	191,428	49,532	378,691	(197,859)	180,832	37,640
Cosan Corporate
Vale S.A.	—	—	—	—	455,316,000	(248,544,000)	206,772,000	31,592,000

Schedule of paid and payable consideration, as well as the fair value of the assets acquired and liabilities assumed as of the date of acquisition

The table below summarizes the values of the assets acquired and liabilities assumed on the acquisition date:

Transferred consideration
Cash transfer - on the closing date	232,886
Remaining installments	50,000
Earn-out	46,120
Transferred consideration	329,006

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	2,400
Trade receivables	18,408
Inventories	36,576
Other recoverable taxes	9,965
Property plant and equipment	91,239
Goodwill	226,740
Intangible assets (Except goodwill)	71,062
Other credits	18,583
Loans, borrowings and debentures	(77,002)
Trade payables	(7,444)
Other current liabilities	(18,046)
Deferred tax liabilities	(43,475)
Net assets acquired	329,006
Cash received	(2,400)
Consideration transferred, net of cash acquired	326,606

Summary of Non-controlling Interests in Subsidiaries

The following is a summary of financial information for each subsidiary that holds non-controlling interests relevant to the group. The figures disclosed for each subsidiary are before eliminations between companies.

	Shares issued by the subsidiary	Non-controlling interests	Non-controlling interest
Radar
Tellus Brasil Participações S.A.	106,907,867	42,664,607	80.00%
Janus Brasil Participações S.A.	286,370,051	112,905,168	80.00%
Duguetiapar Empreendimentos e Participações S.A.	35,988	14,256	80.00%
Gamiovapar Empreendimentos e Participações S.A.	12,132,621	4,785,951	80.00%
Radar Propriedades Agrícolas S.A.	737,500	431,806	50.00%
Nova Agrícola Ponte Alta S.A.	160,693,378	94,085,973	50.00%
Terras da Ponte Alta S.A.	16,066,329	9,406,835	50.00%
Nova Santa Bárbara Agrícola S.A.	14,360,726	8,408,205	50.00%
Nova Amaralina S.A.	30,603,159	17,918,149	50.00%
Paineira Propriedades Agrícolas S.A.	132,667,061	77,676,564	50.00%
Manacá Propriedades Agrícolas S.A.	126,200,853	73,890,599	50.00%
Castanheira Propriedades Agrícolas S.A.	83,850,938	49,094,724	50.00%
Radar II Propriedades Agrícolas S.A.	81,440,221	40,720,110	50.00%
Rumo
Rumo S.A.	1,858,828,617	1,296,299,127	69.69%
Moove
Moove Lubricants Holdings	34,963,764	17,446,918	49.90%
Corporativo
Cosan Nove Participações S.A.	7,663,761,736	975,404,073	33.84%
Cosan Limited Partners Brasil Consultoria Ltda.	160,000	3,000	1.87%

The following table presents a summary of information relating to each of the Company's subsidiaries that have significant non-controlling interests, prior to any intra-group eliminations.

	Balance as of January 1, 2025	Interest in earnings of investees	Capital increase (reduction)	Other comprehensive income	Dividends	Transaction with shareholders	Other	Balance as of December 31, 2025
Compass
Companhia de Gás de São Paulo - COMGÁS	26,637	12,602	—	(387)	(10,266)	—	—	28,586
Commit Gas S.A.	1,357,447	159,444	—	182	(117,068)	—	—	1,400,005
Companhia Paranaense de Gás - COMPAGAS	460,508	8,707	—	372	(21,359)	—	—	448,228
Biometano Verde Paulínia S.A.	238,239	(4,803)	—	—	—	—	—	233,436
Compass Gás e Energia	557,943	154,050	—	4,208	(77,052)	—	—	639,149
Rumo
Rumo S.A.	10,457,452	608,363	(5,692)	(46,468)	(1,191,051)	12,921	16,904	9,852,429
Moove
Moove Lubricants Holdings	566,991	167,574	—	(10,364)	—	—	(2,621)	721,580
Corporate
Cosan Limited Partners Brasil Consultoria Ltda	5	(46)	—	—	—	—	46	5
Cosan Nove Participações S.A.	2,164,445	(3,266,444)	89,084	54,812	(331,000)	1,286,270	3,779	946
Cosan Dez Participações S.A.	980,133	523,508	35,639	7,161	(623,592)	(922,798)	(51)	—
Radar
Janus Brasil Participações S.A.	5,051,050	590,091	—	—	(232,534)	—	(178,814)	5,229,793
Tellus Brasil Participações S.A.	3,124,858	269,831	—	—	(83,738)	—	(6,370)	3,304,581
Gamiovapar Empreendimentos e Participações S.A.	591,606	27,282	—	—	(12,015)	—	(7,432)	599,441
Duguetiapar Empreendimentos e Participações S.A.	(2,338)	207	(2,228)	—	(167)	—	5,327	801
Radar II Propriedades Agrícolas S.A.	1,176,870	89,026	(1,536)	—	(36,977)	—	64,376	1,291,759
Radar Propriedades Agrícolas S.A.	255,348	319	—	—	(20,387)	—	10,902	246,182
Nova Agrícola Ponte Alta S.A.	430,599	80,132	—	—	(20,033)	—	24,808	515,506
Nova Santa Bárbara Agrícola S.A.	205,827	1,738	(7,451)	—	(17,110)	—	(169,885)	13,119
Nova Amaralina S.A. Propriedades Agrícolas	38,998	44,611	—	—	(11,019)	—	190,291	262,881
Terras da Ponte Alta S.A.	90,250	6,976	—	—	(5,599)	—	7,871	99,498
Paineira Propriedades Agrícolas S.A.	220,407	18,995	—	—	(7,150)	—	11,432	243,684
Manacá Propriedades Agrícolas S.A.	216,478	19,225	—	—	(6,528)	—	10,060	239,235
Castanheira Propriedades Agrícolas S.A.	284,845	16,336	—	—	(7,047)	—	40,426	334,560
Total	28,494,598	(472,276)	107,816	9,516	(2,831,692)	376,393	21,049	25,705,404

	Balance as of January 1, 2024	Interest in earnings of investees	(Reduction) Capital increase	Disposal of assets held for sale	Other comprehensive income	Dividends	Business combination	Other	Balance as of December 31, 2024
Compass
Companhia de Gás de São Paulo - COMGÁS	32,145	14,726	—	—	—	(20,680)	—	446	26,637
Commit Gás S.A.	1,562,500	138,356	—	—	—	(456,045)	112,401	235	1,357,447
Norgás S.A.	372,030	—	—	(372,030)	—	—	—	—	—
Companhia Paranaense de Gás - COMPAGAS	—	1,569	—	—	—	(3,446)	462,197	188	460,508
Biometano Verde Paulínia S.A.	237,981	1,228	—	—	—	(970)	—	—	238,239
Compass Gás e Energia	790,672	235,988	(179,999)	—	(19,254)	(269,808)	—	344	557,943
Rumo
Rumo S.A.	11,104,589	(657,631)	—		904	(6,676)	—	16,266	10,457,452
Moove
Moove Lubricants Holdings	695,848	118,209	—	—	26,028	(270,000)	—	(3,094)	566,991
Corporate
Cosan Limited Partners Brasil Consultoria Ltda	7	(2)	—	—	—	—	—	—	5
Cosan Nove Participações S.A.	2,567,019	(365,149)	34,202		25,796	(105,000)	—	7,577	2,164,445
Cosan Dez Participações S.A.	1,512,041	501,890	(396,395)	—	(34,229)	(603,022)	—	(152)	980,133
Radar
Janus Brasil Participações S.A.	4,743,201	513,119	—	—	—	(205,270)	—	—	5,051,050
Tellus Brasil Participações S.A.	3,156,328	359,813	(74,741)	—	—	(316,542)	—	—	3,124,858
Gamiovapar Empreendimentos e Participações S.A.	472,244	128,911	—	—	—	(9,549)	—	—	591,606
Duguetiapar Empreendimentos e Participações S.A.	66,715	7,911	(17,143)	—	—	(59,821)	—	—	(2,338)
Radar II Propriedades Agrícolas S.A.	1,089,154	113,818	(584)	—	—	(25,518)	—	—	1,176,870
Radar Propriedades Agrícolas S.A.	204,444	67,872	—	—	—	(16,968)	—	—	255,348
Nova Agrícola Ponte Alta S.A.	417,013	21,574	—	—	—	(7,988)	—	—	430,599
Nova Amaralina S.A. Propriedades Agrícolas	29,893	12,140	—	—	—	(3,035)	—	—	38,998
Nova Santa Bárbara Agrícola S.A.	197,833	8,239	—	—	—	(245)	—	—	205,827
Terras da Ponte Alta S.A.	84,251	(4,238)	—	—	—	10,237	—	—	90,250
Paineira Propriedades Agrícolas S.A.	199,303	24,339	—	—	—	(3,235)	—	—	220,407
Manacá Propriedades Agrícolas S.A.	199,584	23,397	—	—	—	(6,503)	—	—	216,478
Castanheira Propriedades Agrícolas S.A.	291,078	(4,050)	—	—	—	(2,183)	—	—	284,845
Total	30,025,873	1,262,029	(634,660)	(372,030)	(755)	(2,382,267)	574,598	21,810	28,494,598

Summary of Financial Statements

Summary of balance sheet:

	Cosan Dez		Cosan Nove		Moove		Rumo		Radar
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Current
Asset	369,391	1,590,825	7,463	46,918	707,281	31,765	1,240,600	3,451,323	461,016	559,288
Liabilities	(15,290)	(1,336,052)	(19)	(40,018)	—	—	(1,474,294)	(1,267,586)	(127,550)	(137,056)
Current assets, net	354,101	254,773	7,444	6,900	707,281	31,765	(233,694)	2,183,737	333,466	422,232
Non-current
Asset	4,687,097	4,091,608	—	9,310,850	1,712,927	1,858,568	25,766,338	23,288,895	18,401,988	17,179,276
Liabilities	—	—	—	—	—	—	(11,690,002)	(10,741,388)	(861,011)	(602,315)
Non-current assets, net	4,687,097	4,091,608	—	9,310,850	1,712,927	1,858,568	14,076,336	12,547,507	17,540,977	16,576,961
Shareholders’ equity	5,041,198	4,346,381	7,444	9,317,750	2,420,208	1,890,333	13,842,642	14,731,244	17,874,443	16,999,193
Statements of profit or loss and other comprehensive income summarized:
	Cosan Dez			Cosan Nove			Moove
	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.
Net revenue	—	—	—	—	—	—	—	—	—
Income before taxes	1,135,176	1,556,754	1,396,633	(9,652,455)	(1,078,773)	1,005,640	564,041	394,309	207,982
Income tax	(998)	(15,863)	(2,301)	(155)	(271)	(5,892)	—	—	—
Net income of the year	1,134,178	1,540,891	1,394,332	(9,652,610)	(1,079,044)	999,748	564,041	394,309	207,982
Other comprehensive income	25,575	(122,246)	1,957	161,974	76,229	(54,731)	(34,547)	86,760	(262,473)
Comprehensive results	1,159,753	1,418,645	1,396,289	(9,490,636)	(1,002,815)	945,017	529,494	481,069	(54,491)
Comprehensive income assigned to non-controlling shareholders	7,161	(34,229)	454	54,812	25,796	(14,728)	(10,364)	26,028	(78,742)
Dividends paid	(623,592)	(1,667,187)	(372,772)	(371,000)	—	(571,261)	—	(900,000)	—

	Rumo			Radar
	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.
Net revenue	890,149	1,064,286	1,013,446	653,785	1,441,809	743,411
Income before taxes	1,003,776	(863,209)	769,233	1,847,428	1,936,036	2,820,202
Income tax	(156,718)	(96,038)	(49,569)	(186,368)	(130,285)	(147,636)
Net income of the year	847,058	(959,247)	719,664	1,661,060	1,805,751	2,672,566
Other comprehensive income	(66,559)	1,300	1,011	—	—	—
Comprehensive results	780,499	(957,947)	720,675	1,661,060	1,805,751	2,672,566
Comprehensive income assigned to non-controlling shareholders	(46,468)	904	704	—	—	—
Dividends paid	(1,500,000)	(170,817)	(122,231)	(649,721)	(917,530)	(530,576)

Summary of cash flow statements:

	Cosan Dez			Cosan Nove			Moove
	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.
Cash generated (used) in operational activities	3,338	35,059	(176)	356	3,390	14,941	(275)	(3,079)	(359)
Cash generated (used) from investing activities	1,772,130	2,366,296	757,196	39,751	63,262	555,408	—	896,369	(5,683)
Cash (used) generated in financing activities	(1,790,000)	(2,770,208)	(372,772)	(40,000)	(65,000)	(571,261)	—	(900,000)	7,976
Increase (decrease) of cash and cash equivalents	(14,532)	(368,853)	384,248	107	1,652	(912)	(275)	(6,710)	1,934

Cash and cash equivalents at the beginning of the fiscal year	17,409	386,262	2,014	3,461	1,809	2,721	803	1,858	—
Effect of foreign exchange variation on the cash and cash equivalents balance	—	—	—	—	—	—	88	5,655	(76)
Cash and cash equivalents at the end of the year	2,877	17,409	386,262	3,568	3,461	1,809	616	803	1,858

	Rumo			Radar
	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.
Cash generated (used) in operational activities	395,605	469,310	674,137	530,012	999,607	626,057
Cash generated (used) from investing activities	(467,632)	(487,467)	(175,273)	127,393	22,667	(30,681)
Cash (used) generated in financing activities	(1,532,108)	(692,256)	445,843	(670,833)	(1,029,179)	(581,012)
Increase (decrease) of cash and cash equivalents	(1,604,135)	(710,413)	944,707	(13,428)	(6,905)	14,364

Cash and cash equivalents at the beginning of the fiscal year	2,403,629	3,114,042	2,169,335	33,041	39,946	25,582
Effect of foreign exchange variation on the cash and cash equivalents balance	—	—	—	—	—	—
Cash and cash equivalents at the end of the year	799,494	2,403,629	3,114,042	19,613	33,041	39,946